Basis of Presentation and Our Divisions (Tables)	12 Months Ended
Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Quarterly Reporting
The following chart details our quarterly reporting schedule for all reporting periods presented:

Quarter	U.S. and Canada	International
First Quarter	12 weeks	January, February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks	September, October, November and December

Schedule of Segment Reporting Information, by Segment
Net revenue and operating profit of each division are as follows:

	Net Revenue			Operating Profit (a)
	2014	2013	2012	2014	2013	2012
FLNA	$14,502	$14,126	$13,574	$4,054	$3,877	$3,646
QFNA	2,568	2,612	2,636	621	617	695
NAB	20,171	20,083	20,428	2,421	2,580	2,569
Latin America	9,425	9,335	8,761	1,636	1,617	1,427
ESSA	13,399	13,828	13,506	1,389	1,327	1,361
AMENA	6,618	6,431	6,587	985	1,140	716
Total division	66,683	66,415	65,492	11,106	11,158	10,414
Corporate Unallocated
Mark-to-market net (losses)/gains				(68)	(72)	65
Restructuring and impairment charges				(41)	(11)	(10)
Pension lump sum settlement charges				(141)	—	(195)
Venezuela remeasurement charges				(126)	(124)	—
Other				(1,149)	(1,246)	(1,162)
	$66,683	$66,415	$65,492	$9,581	$9,705	$9,112

(a)
For information on the impact of restructuring and impairment charges on our divisions, see Note 3 to our consolidated financial statements. See also Note 15 to our consolidated financial statements for more information on our transaction with Tingyi and refranchising of our beverage business in Vietnam in our AMENA segment.

Segment Reporting Information By Total Assets And Capital Spending
Total assets and capital spending of each division are as follows:

	Total Assets		Capital Spending
	2014	2013	2014	2013	2012
FLNA	$5,307	$5,308	$519	$423	$365
QFNA	982	983	58	38	37
NAB	28,665	29,176	708	705	681
Latin America	6,283	6,003	379	395	457
ESSA (a)	13,934	18,725	502	551	576
AMENA	5,855	5,731	517	530	509
Total division	61,026	65,926	2,683	2,642	2,625
Corporate (b)	9,483	11,552	176	153	89
	$70,509	$77,478	$2,859	$2,795	$2,714

(a)	The change in total assets in 2014 primarily reflects the depreciation of the Russian ruble.

(b)
Corporate assets consist principally of cash and cash equivalents, short-term investments, derivative instruments, property, plant and equipment and certain pension and tax assets. In 2014, the change in total Corporate assets was primarily due to the decrease in cash and cash equivalents and certain pension assets, partially offset by an increase in short-term investments.

Segment Reporting Information By Amortization Of Intangible Assets And Depreciation And Other Amortization
Amortization of intangible assets and depreciation and other amortization of each division are as follows:

	Amortization of Intangible Assets			Depreciation and Other Amortization
	2014	2013	2012	2014	2013	2012
FLNA	$7	$7	$7	$424	$430	$445
QFNA	—	—	—	51	51	53
NAB	43	55	55	837	843	842
Latin America	10	11	14	273	273	261
ESSA	28	32	36	471	525	522
AMENA	4	5	7	313	283	305
Total division	92	110	119	2,369	2,405	2,428
Corporate	—	—	—	164	148	142
	$92	$110	$119	$2,533	$2,553	$2,570

Segment Reporting Information By Net Revenue And Long-Lived Assets
Net revenue and long-lived assets by country are as follows:

	Net Revenue			Long-Lived Assets(a)
	2014	2013	2012	2014	2013
U.S.	$34,219	$33,626	$33,348	$27,964	$28,157
Russia (b)	4,414	4,908	4,861	4,520	7,922
Mexico	4,113	4,347	3,955	1,126	1,233
Canada	3,022	3,195	3,290	2,815	3,067
United Kingdom	2,174	2,115	2,102	1,155	1,219
Brazil	1,790	1,835	1,866	928	1,005
All other countries	16,951	16,389	16,070	10,478	11,247
	$66,683	$66,415	$65,492	$48,986	$53,850

(a)
Long-lived assets represent property, plant and equipment, nonamortizable intangible assets, amortizable intangible assets and investments in noncontrolled affiliates. These assets are reported in the country where they are primarily used.

(b)	Change in long-lived assets in 2014 primarily reflects the depreciation of the Russian ruble.